                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number:__
 This Amendment (Check only one.):      [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       York Capital Management Global Advisors, LLC
Address:    767 Fifth Avenue
            17th Floor
            New York, NY 10153

Form 13F File Number: 28-14350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Adam J. Semler
Title:      Chief Operating Officer
Phone:      (212) 300-1300

Signature, Place, and Date of Signing:

       /s/ Adam J. Semler          New York, New York         May 16, 2011
    ------------------------    ------------------------    --------------
          [Signature]                [City, State]              [Date]

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          84

Form 13F Information Table Value Total:      $5,452,988
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          FORM 13F INFORMATION TABLE

             COLUMN 1               COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
             --------               -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                         VOTING AUTHORITY
                                    TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
          NAME OF ISSUER             CLASS    CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
          --------------            -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABERCROMBIE & FITCH CO                CL A   002896207   67,509 1,150,060 SH          SOLE             1,150,060
ABOVENET INC                          COM    00374N107  145,971 2,250,553 SH          SOLE             2,250,553
ACCURIDE CORP NEW                   COM NEW  00439T206   21,022 1,513,450 SH          SOLE             1,513,450
AEROPOSTALE                           COM    007865108    3,697   152,032 SH          SOLE               152,032
AK STL HLDG CORP                      COM    001547108    3,628   229,895 SH          SOLE               229,895
ALPHA NATURAL RESOURCES INC           COM    02076X102  132,876 2,238,099 SH          SOLE             2,238,099
ARCADIA RES INC                       COM    039209101      228 1,784,473 SH          SOLE             1,784,473
ASHLAND INC NEW                       COM    044209104   79,538 1,377,038 SH          SOLE             1,377,038
BECKMAN COULTER INC                   COM    075811109  258,534 3,112,246 SH          SOLE             3,112,246
BIG LOTS INC                          COM    089302103  201,499 4,639,622 SH          SOLE             4,639,622

          COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
          --------             ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                              VOTING AUTHORITY
                                   TITLE OF                VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
       NAME OF ISSUER               CLASS        CUSIP    (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
       --------------          ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
CB RICHARD ELLIS GROUP INC           CL A       12497T101    9,452    354,025 SH          SOLE                354,025
CHEMTURA CORP                      COM NEW      163893209  119,278  6,934,790 SH          SOLE              6,934,790
CITIGROUP INC                        COM        172967101  133,311 30,160,904 SH          SOLE             30,160,904
COMMERCIAL VEH GROUP INC             COM        202608105   12,907    723,513 SH          SOLE                723,513
DANA HLDG CORP                       COM        235825205    4,820    277,162 SH          SOLE                277,162
DECKERS OUTDOOR CORP                 COM        243537107   25,845    300,000 SH          SOLE                300,000
DOLLAR THRIFTY AUTOMOTIVE GP         COM        256743105  278,507  4,173,642 SH          SOLE              4,173,642
EMBRAER S A                    SP ADR REP 4 COM 29082A107   92,138  2,734,078 SH          SOLE              2,734,078
EXCO RESOURCES INC                   COM        269279402   49,480  2,394,948 SH          SOLE              2,394,948
FAMILY DLR STORES INC                COM        307000109  100,689  1,961,984 SH          SOLE              1,961,984
FORD MTR CO DEL                 COM PAR $0.01   345370860   22,365  1,500,000 SH          SOLE              1,500,000

           COLUMN 1              COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
           --------              -------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                        VOTING AUTHORITY
                                 TITLE OF            VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
        NAME OF ISSUER            CLASS    CUSIP    (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
        --------------           -------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
FORTUNE BRANDS INC                 COM    349631101  238,486  3,853,387 SH          SOLE              3,853,387
GENERAL MTRS CO                    COM    37045V100   87,291  2,813,122 SH          SOLE              2,813,122
GENTEX CORP                        COM    371901109   41,932  1,386,175 SH          SOLE              1,386,175
GENZYME CORP                       COM    372917104  683,257  8,971,929 SH          SOLE              8,971,929
GILAT SATELLITE NETWORKS LTD     SHS NEW  M51474118   43,045  8,121,651 SH          SOLE              8,121,651
GRACE W R & CO DEL NEW             COM    38388F108  185,222  4,837,343 SH          SOLE              4,837,343
HARRY WINSTON DIAMOND CORP         COM    41587B100   11,690    725,800 SH          SOLE                725,800
HCA HOLDINGS INC                   COM    40412C101   44,749  1,321,202 SH          SOLE              1,321,202
HERTZ GLOBAL HOLDINGS INC          COM    42805T105  247,845 15,856,975 SH          SOLE             15,856,975
IVANHOE ENERGY INC                 COM    465790103    2,702    959,720 SH          SOLE                959,720
IVANHOE MINES LTD                  COM    46579N103  201,998  7,356,627 SH          SOLE              7,356,627

          COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
          --------             -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                          VOTING AUTHORITY
                                  TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
       NAME OF ISSUER              CLASS       CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
       --------------          -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
JPMORGAN CHASE & CO                 COM       46625H100   74,431 1,614,562 SH          SOLE             1,614,562
LORAL SPACE & COMMUNICATNS I        COM       543881106    3,878    50,000 SH          SOLE                50,000
LYONDELLBASELL INDUSTRIES N      SHS - A -    N53745100  218,478 5,524,100 SH          SOLE             5,524,100
MANITOWOC INC                       COM       563571108   60,170 2,750,000 SH          SOLE             2,750,000
MARKET VECTORS ETF TR          GOLD MINER ETF 57060U100   51,672   859,775 SH          SOLE               859,775
MASCO CORP                          COM       574599106   76,585 5,501,800 SH          SOLE             5,501,800
MEAD JOHNSON NUTRITION CO           COM       582839106  123,801 2,137,079 SH          SOLE             2,137,079
MODINE MFG CO                       COM       607828100    5,888   364,800 SH          SOLE               364,800
MOTOROLA SOLUTIONS INC            COM NEW     620076307    5,586   125,000 SH          SOLE               125,000
NIELSEN HOLDINGS N V                COM       N63218106   11,197   410,000 SH          SOLE               410,000
NORTHERN DYNASTY MINERALS LT      COM NEW     66510M204    9,776   650,000 SH          SOLE               650,000

             COLUMN 1                COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
             --------                --------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                           VOTING AUTHORITY
                                     TITLE OF             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
          NAME OF ISSUER              CLASS     CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
          --------------             --------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
NYSE EURONEXT                          COM     629491101   79,267 2,253,831 SH          SOLE             2,253,831
PETSMART INC                           COM     716768106  104,739 2,557,736 SH          SOLE             2,557,736
PRIDE INTL INC DEL                     COM     74153Q102   68,037 1,584,100 SH          SOLE             1,584,100
RADWARE LTD                            ORD     M81873107   85,525 2,413,243 SH          SOLE             2,413,243
SARA LEE CORP                          COM     803111103   73,966 4,185,962 SH          SOLE             4,185,962
SEALED AIR CORP NEW                    COM     81211K100  136,336 5,113,885 SH          SOLE             5,113,885
SMURFIT-STONE CONTAINER CORP           COM     83272A104    3,952   102,266 SH          SOLE               102,266
SPDR GOLD TRUST                      GOLD SHS  78463V107   53,147   380,000 SH          SOLE               380,000
STATE STR CORP                         COM     857477103   30,325   674,798 SH          SOLE               674,798
TALECRIS BIOTHERAPEUTICS HLD           COM     874227101   18,760   700,000 SH          SOLE               700,000
TYCO INTERNATIONAL LTD                 SHS     H89128104  178,412 3,985,076 SH          SOLE             3,985,076

          COLUMN 1               COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
          --------             ------------ --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                        VOTING AUTHORITY
                                 TITLE OF              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
       NAME OF ISSUER             CLASS      CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
       --------------          ------------ --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
U S CONCRETE INC                 COM NEW    90333L201   11,372 1,195,789 SH          SOLE             1,195,789
UNITED CMNTY BKS BLAIRSVLE G     CAP STK    90984P105    2,392 1,140,691 SH          SOLE             1,140,691
UNITED STATES STL CORP NEW         COM      912909108   94,524 1,752,400 SH          SOLE             1,752,400
VALE S A                           ADR      91912E105   33,350 1,000,000 SH          SOLE             1,000,000
WALTER ENERGY INC                  COM      93317Q105  118,675   876,283 SH          SOLE               876,283
SPDR S&P 500 ETF TR              TR UNIT    78462F103   17,634    21,200 SH  CALL    SOLE                21,200
SPDR S&P 500 EFT TR              TR UNIT    78462F103   24,465    21,940 SH  PUT     SOLE                21,940
ISHARES TR                     RUSSELL 2000 464287655      796    34,000 SH  PUT     SOLE                34,000
AMR CORP                           COM      001765106      350    35,000 SH  CALL    SOLE                35,000
BANK OF AMERICA CORPORATION        COM      060505104    5,852    15,200 SH  CALL    SOLE                15,200
CATERPILLAR INC DEL                COM      149123101    1,433     2,300 SH  CALL    SOLE                 2,300

             COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
             --------               ------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                           VOTING AUTHORITY
                                      TITLE OF               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
          NAME OF ISSUER               CLASS       CUSIP    (X$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
          --------------            ------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
CF INDS HLDGS INC                        COM      125269100   10,103   7,924 SH  CALL    SOLE               7,924
CISCO SYS INC                            COM      17275R102      897 112,126 SH  CALL    SOLE             112,126
FORD MTR CO DEL                     COM PAR $0.01 345370860    4,450  44,500 SH  CALL    SOLE              44,500
FREEPORT-MCMORAN COPPER & GO             COM      35671D857    6,498  11,300 SH  CALL    SOLE              11,300
GENERAL MTRS CO                          COM      37045V100   12,294  52,314 SH  CALL    SOLE              52,314
GOOGLE INC                              CL A      38259P508   17,845   5,375 SH  CALL    SOLE               5,375
MARATHON OIL CORP                        COM      565849106      840   1,000 SH  CALL    SOLE               1,000
NATIONAL FUEL GAS CO N J                 COM      636180101      490     760 SH  CALL    SOLE                 760
NYSE EURONEXT                            COM      629491101      630   7,500 SH  CALL    SOLE               7,500
PFIZER INC                               COM      717081103   13,925 109,644 SH  CALL    SOLE             109,644
POTASH CORP SASK INC                     COM      73755L107    9,280  16,000 SH  CALL    SOLE              16,000

           COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
           --------             ---------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                          VOTING AUTHORITY
                                    TITLE OF                VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
        NAME OF ISSUER               CLASS        CUSIP    (X$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
        --------------          ---------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
PROSHARES TR                     ULTRA 20YR TRE  74347R172    1,900  20,000 SH  CALL    SOLE              20,000
RESEARCH IN MOTION LTD                COM        760975102      194  21,131 SH  CALL    SOLE              21,131
U S AIRWAYS GROUP INC                 COM        90341W108      484  22,000 SH  CALL    SOLE              22,000
VALEANT PHARMACEUTICALS INTL          COM        91911K102    1,690   5,000 SH  CALL    SOLE               5,000
VULCAN MATLS CO                       COM        929160109    9,645  21,655 SH  CALL    SOLE              21,655
WALTER ENERGY INC                     COM        93317Q105    7,243   4,050 SH  CALL    SOLE               4,050
WILLIAMS COS INC DEL                  COM        969457100   18,048  24,723 SH  CALL    SOLE              24,723
RETAIL OPPORTUNITY INVTS COR    *W EXP 10/23/201 76131N119      250 250,000 SH          SOLE             250,000